NOTES PAYABLE (Details 3) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2017	Mar. 31, 2017
Balance, March 31, 2017		$ 236,548	$ 0
Balance, September 30, 2017	$ 192,154	192,154	236,548
Convertible Debt [Member]
Balance, March 31, 2017		2,017,488
Additional principal investment		1,098,715
Accrued Interest	60,493	206,245
Balance, September 30, 2017	3,016,484	3,016,484	2,017,488
Convertible Debt [Member] | Joint Venture Partner [Member]
Balance, March 31, 2017		0
Additional principal investment		500,000
Accrued Interest	3,527	13,611
Balance, September 30, 2017	$ 513,611	$ 513,611	$ 0